SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 404,735,526	$ 62,028,431	¥ 33,348,128	¥ (876,279,828)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	(1,306,287)	(200,197)	3,241,580	7,210,685
Share-based compensation	142,154,361	21,786,109	290,781,764	35,404,887
Changes in operating assets and liabilities:
Prepayments	(26,602,239)	(4,076,971)	85,451,242	(50,864,521)
Other current assets	(33,345,122)	(5,110,364)	25,627,488	(133,691,495)
Other non-current assets	(10,457,638)	(1,602,703)	(723,216)	(8,468,841)
Amount due from subsidiaries and VIEs	14,909,528	2,284,985	40,026,364	(50,533,854)
Accrued expenses and other current liabilities	43,125,766	6,609,313	24,734,559	105,273,090
Amount due to subsidiaries and VIEs	(75,208,093)	(11,526,145)	65,514,731	72,956,231
Net cash provided by (used in) operating activities	667,648,867	102,321,664	813,176,020	(337,586,406)
Purchases of short-term investments	4,836,476,896	741,222,513	4,309,500,000	2,770,000,000
Cash used in investing activities	(2,612,619,827)	(400,401,504)	(246,303,031)	(264,950,385)
Proceeds on issuance of ordinary shares through IPO			3,422,497,233	5,207
Payment of deferred offering costs			36,249,484	6,876,834
Repurchase of ordinary shares	(579,824,528)	(88,861,997)	(115,273,325)
Capital investment from a preferred shareholder in connection with 2018 Restructuring				1,260,439,815
Cash provided by (used in) financing activities	(479,194,681)	(73,439,798)	1,896,331,830	5,280,086,200
Effect of foreign exchange rate changes	(418,949,871)	(64,206,877)	109,483,281	345,053,928
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,843,115,512)	(435,726,515)	2,572,688,100	5,022,603,337
Cash, cash equivalent and restricted cash at the beginning of the year	8,134,892,989	1,246,726,894	5,562,204,889	539,601,552
Cash, cash equivalent and restricted cash at the end of the year	5,291,777,477	811,000,379	8,134,892,989	5,562,204,889
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable				6,353,017
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	485,498,597	74,405,913	39,753,232	(876,279,828)
Adjustments to reconcile net loss to net cash provided by operating activities:
Loss from equity in earnings of subsidiaries and VIEs	(423,338,719)	(64,879,494)	73,536,127	932,798,894
Share-based compensation	16,059,123	2,461,168	23,241,480
Changes in operating assets and liabilities:
Prepayments	(51,361)	(7,871)	(789,065)	(49,333)
Other current assets	32,573,755	4,992,146	3,661,959	(60,502,935)
Other non-current assets				(6,353,017)
Amount due from subsidiaries and VIEs	1,895,888	290,557	(39,995,000)	(426)
Accrued expenses and other current liabilities	11,474,356	1,758,522	(4,197,822)	11,842,346
Amount due to subsidiaries and VIEs				333,665
Other liabilities	(16,143,311)	(2,474,071)	59,233,306
Net cash provided by (used in) operating activities	107,968,328	16,546,870	154,444,217	1,789,366
Purchases of short-term investments	(1,370,229,000)	(209,996,782)
Investment in subsidiaries	(425,088,709)	(65,147,695)	(151,881,863)	(1,853,885,036)
Cash used in investing activities	(1,795,317,709)	(275,144,477)	(151,881,863)	(1,853,885,036)
Proceeds on issuance of ordinary shares through IPO			3,422,497,233	5,207
Deferred offering cost				(6,876,834)
Payment of deferred offering costs			(36,249,484)
Repurchase of ordinary shares	(579,824,528)	(88,861,997)	(115,273,325)
Capital contribution from convertible redeemable preferred shareholders				4,026,518,012
Capital investment from a preferred shareholder in connection with 2018 Restructuring				1,260,439,815
Cash provided by (used in) financing activities	(579,824,528)	(88,861,997)	3,270,974,424	5,280,086,200
Effect of foreign exchange rate changes	(424,004,077)	(64,981,468)	109,306,264	329,743,960
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,691,177,986)	(412,441,072)	3,382,843,042	3,757,734,490
Cash, cash equivalent and restricted cash at the beginning of the year	7,140,577,532	1,094,341,386	3,757,734,490
Cash, cash equivalent and restricted cash at the end of the year	¥ 4,449,399,546	$ 681,900,314	7,140,577,532	3,757,734,490
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable				¥ 6,353,017
Payable for repurchase of ordinary shares not yet paid			¥ 53,293,800